CONSOLIDATED BALANCE SHEETS (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010
ASSETS
Cash and due from banks	$ 53,933	$ 42,513
Short-term investments	6,392	17,628
Total cash and cash equivalents	60,325	60,141
Securities available for sale (carried at fair value)	446,955	442,620
Real estate mortgage loans held for sale	3,103	5,606
Loans, net of allowance for loan losses of $51,260 and $45,007	2,097,172	2,044,952
Land, premises and equipment, net	30,707	30,405
Bank owned life insurance	39,560	38,826
Accrued income receivable	8,812	9,074
Goodwill	4,970	4,970
Other intangible assets	126	153
Other assets	43,288	45,179
Total assets	2,735,018	2,681,926
LIABILITIES
Noninterest bearing deposits	309,508	305,107
Interest bearing deposits	1,966,991	1,895,918
Total deposits	2,276,499	2,201,025
Short-term borrowings
Federal funds purchased	9,000	0
Securities sold under agreements to repurchase	127,026	142,015
U.S. Treasury demand notes	2,408	2,037
Other short-term borrowings	0	30,000
Total short-term borrowings	138,434	174,052
Accrued expenses payable	12,578	11,476
Other liabilities	2,139	2,318
Long-term borrowings	15,040	15,041
Subordinated debentures	30,928	30,928
Total liabilities	2,475,618	2,434,840
EQUITY
Common stock: 90,000,000 shares authorized, no par value 16,203,119 shares issued and 16,137,462 outstanding as of June 30, 2011 16,169,119 shares issued and 16,078,420 outstanding as of December 31, 2010	86,422	85,766
Retained earnings	170,218	161,299
Accumulated other comprehensive income	3,762	1,350
Treasury stock, at cost (2011 - 65,657 shares, 2010 - 90,699 shares)	(1,091)	(1,418)
Total stockholders' equity	259,311	246,997
Noncontrolling interest	89	89
Total equity	259,400	247,086
Total liabilities and equity	$ 2,735,018	$ 2,681,926